Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2021
Changes in the main accounting policies and disclosures

5	Changes in the main accounting policies and disclosures
(a)	New standards and amendments – applicable as of January 1, 2021 or thereafter

There were some new standards and amendments effective for annual periods commencing on January 1, 2021. The adoption of these new standards and amendments did not have an impact on the Company’s financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective and does not expect that the adoption of such issued but not early adopted standard, interpretation or amendment will have a material impact on the Company’s financial statements.

(b)	Benchmark interest rate reform

In 2014, developments in the global markets revealed weaknesses in the London Interbank Offered Rate’s (“LIBOR”) sustainability as a reference rate. Since then, regulators around the world have focused on the transition to a new benchmark that would replace this rate.

On March 5, 2021, the UK Financial Conduct Authority (“FCA”), announced that the LIBOR will either be discontinued or become non-representative:

·	Immediately after December 31, 2021, 1-week and 2-month USD LIBOR tenors and for all EUR, GBP, CHF and JPY LIBOR tenors.
·	Immediately after June 30, 2023, for the remaining USD LIBOR tenors (Overnight, and 1-, 3-, 6- and 12-month).

The Company does not have any financial instruments associated with LIBOR in other currencies and continues to discuss with the financial entities which interest rate reference will replace the loans measured by USD LIBOR, and does not expect any significant impacts on its financial statements.

(c)	Credit risk – local rating Peru

Until 2020, the Company used only global ratings for assessing the credit risk of financial institutions in Peru. In 2021, the Company modified its Financial Risk Management Policy, allowing the use of their local ratings, but only if these local agencies were homologated by the global agencies used by NEXA. For more details see note 12 (b).

(d)	Critical estimates and judgments

The preparation of the Company’s consolidated financial statements requires the use of estimates, assumptions and judgments that affect the reported amounts of revenues, expenses, assets and liabilities, the accompanying disclosures, and the disclosure of contingent liabilities at the date of the consolidated financial statements. Accounting estimates and assumptions, by definition, will seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates, assumptions and judgments applied by the Company in the preparation of these financial statements are as follows:

• estimation of current and deferred income taxes – note 11

• estimation of fair value of financial instruments – note 13

• estimation of impairment of trade accounts receivables – note 17

• estimation of quantification of mineral reserves and resources for useful life calculation – note 22

• estimation of asset retirement and environmental obligations – note 26

• estimation of provisions for legal claims – note 27

• estimation of contractual obligations – note 28

• estimation of impairment of non-current assets – note 31

Estimates, assumptions and judgments are continuously evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.

The Company has considered the effects of COVID-19 when making its estimates, assumptions and judgments. Events and changes in circumstances arising after December 31, 2021, including those resulting from the impacts of COVID-19, will be reflected in management’s estimates for future periods.

Nexa integrates sustainability practices into its business, focused on generating a positive social, economic and environmental impact in the places where it operates. Within this context, the Company has a multidisciplinary and integrated task force which is currently complementing and defining its Environmental, Social and Governance (“ESG”) strategy and future actions including risks analyses with respect to climate change and global, regional and local weather conditions, as well as those related to the emission of greenhouse gases, among other matters. The Company’s objective is to continuously evolve and adapt to new frameworks, as well as to respond to its stakeholder feedback. As a result of these definitions, the Company could have in the future some change in its accounting estimates, assumptions and judgments regarding new definitions, practices or commitments that would be assumed by management in relation to its ESG strategy.